UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21465

ING Clarion Global Real Estate Income Fund

(Exact name of registrant as specified in charter)

259 N. Radnor-Chester Road, Radnor, PA 19087

(Address of principal executive offices)	(Zip code)

T. Ritson Ferguson, President and Chief Executive Officer

ING Clarion Global Real Estate Income Fund

259 N. Radnor-Chester Road

Radnor, PA 19087

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-888-711-4CRA

Date of fiscal year end: December 31, 2004

Date of reporting period: September 30, 2004

     Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

     A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

Attached hereto.

ING Clarion Global Real Estate Income Fund
Portfolio of Investments / September 30, 2004 (unaudited)

Shares		U.S. $ Value
	Common Stock - 170.7%
	Real Estate Investment Trusts (“REIT”) - 170.7%
	Australia - 20.6%
	Diversified - 3.8%
31,035,794	Investa Property Group	$44,961,557

	Office Property - 3.1%
12,721,643	Deutsche Office Trust	10,781,460
26,654,371	Ronin Property Group	25,678,436

		36,459,896

	Shopping Centers - 9.9%
9,984,178	Macquarie CountryWide Trust	14,319,439
9,384,633	Westfield Group (a)	103,393,919

		117,713,358

	Warehouse & Industrial - 3.8%
17,999,177	Macquarie Goodman Industrial Trust	23,467,868
27,584,000	Macquarie ProLogis Trust	22,378,128

		45,845,996

		244,980,807

	Canada - 15.7%
	Diversified - 5.5%
1,761,900	Boardwalk Real Estate Investment Trust	23,667,417
609,900	Dundee Real Estate Investment Trust*	11,734,870
2,166,800	Summit Real Estate Investment Trust	30,304,895

		65,707,182

	Hotels - 1.7%
2,239,900	InnVest Real Estate Investment Trust*	19,999,897

	Health Care - 1.5%
2,111,800	Retirement Residences Real Estate Investment Trust*	18,005,075

	Office Property - 3.3%
150,000	Brookfield Properties Corp.	4,839,000
3,403,700	O&Y Real Estate Investment Trust*	34,425,633

		39,264,633

	Shopping Centers - 2.7%
200,100	Calloway Real Estate Investment Trust	2,695,828
2,276,600	RioCan Real Estate Investment Trust	29,681,878

		32,377,706

	Warehouse & Industrial - 1.0%
884,800	H&R Real Estate Investment Trust	12,234,997

		187,589,490

	France - 6.0%
	Apartments - 1.9%
266,137	Gecina SA	22,476,866

	Diversified - 4.1%
404,478	Unibail	48,703,963

		71,180,829

See previously submitted Notes to Financial Statements for the semi-annual period ending June 30, 2004.

ING Clarion Global Real Estate Income Fund
Portfolio of Investments (continued)

Shares		U.S. $ Value
	Hong Kong - 2.9%
	Diversified - 2.9%
8,133,000	Hang Lung Properties Ltd.	$11,993,960
2,400,000	Sun Hung Kai Properties Ltd.	22,621,040

		34,615,000

	Japan - 1.6%
	Diversified - 0.5%
615,000	Mitsubishi Estate Co., Ltd.	6,417,003

	Shopping Centers - 1.1%
1,673	Japan Retail Fund Investment Corp.	12,523,023

		18,940,026

	Netherlands - 13.5%
	Diversified - 11.5%
97,280	Corio NV	4,664,928
327,601	Eurocommercial Properties NV	10,131,323
1,035,730	Nieuwe Steen Investments NV	20,672,072
348,686	Rodamco Europe NV	22,844,337
915,000	Wereldhave NV	78,925,062

		137,237,722

	Shopping Centers - 2.0%
401,461	VastNed Retail NV	23,285,299

		160,523,021

	Spain - 0.2%
	Diversified - 0.2%
90,888	Inmobiliaria Colonial SA	3,076,059

	United Kingdom - 9.1%
	Diversified - 8.0%
984,000	British Land Co. Plc	13,247,633
1,245,876	Great Portland Estates Plc	6,357,614
1,105,242	Hammerson Plc	14,479,921
1,401,700	Land Securities Group Plc	29,752,492
3,807,700	Slough Estates Plc	32,091,192

		95,928,852

	Shopping Centers - 1.1%
853,400	Liberty International Plc	12,771,103

		108,699,955

	United States - 101.1%
	Apartments - 18.5%
1,219,600	Amli Residential Properties Trust	37,258,780
1,139,000	Apartment Investment & Management Co. - Class A	39,614,420
1,119,000	Archstone-Smith Trust	35,405,160
100,000	BRE Properties, Inc. - Class A	3,835,000
371,700	Camden Property Trust	17,172,540
150,000	Equity Residential	4,650,000
1,369,850	Gables Residential Trust	46,780,378
264,600	Home Properties, Inc.	10,467,576
637,700	Mid-America Apartment Communities, Inc.	24,838,415

		220,022,269

See previously submitted Notes to Financial Statements for the semi-annual period ending June 30, 2004.

ING Clarion Global Real Estate Income Fund
Portfolio of Investments (continued)

Shares		U.S. $ Value
	Diversified - 14.7%
898,200	American Campus Communities, Inc. (a)	$16,670,592
349,500	Bedford Property Investors, Inc.	10,603,830
322,500	BNP Residential Properties, Inc.	4,411,800
402,900	Colonial Properties Trust	16,204,638
150,000	Cousins Properties, Inc.	5,146,500
150,000	Crescent Real Estate Equities Co.	2,361,000
150,000	Duke Realty Corp.	4,980,000
717,600	iStar Financial, Inc.	29,586,648
867,900	Liberty Property Trust	34,577,136
970,300	Newcastle Investment Corp.	29,788,210
1,247,800	U.S. Restaurant Properties, Inc.	21,075,342

		175,405,696

	Health Care - 12.0%
1,457,700	Health Care REIT, Inc.	51,311,040
337,900	Healthcare Realty Trust, Inc.	13,191,616
2,980,800	Nationwide Health Properties, Inc.	61,851,600
1,600,000	OMEGA Healthcare Investors, Inc.	17,216,000

		143,570,256

	Hotels - 2.9%
371,000	Hersha Hospitality Trust	3,487,400
736,000	Hospitality Properties Trust	31,272,640

		34,760,040

	Manufactured Homes - 0.6%
472,100	Affordable Residential Communities	6,892,660

	Office Property - 27.9%
925,000	Arden Realty, Inc.	30,136,500
771,200	Brandywine Realty Trust	21,963,776
100,000	CarrAmerica Realty Corp.	3,270,000
3,597,600	Equity Office Properties Trust	98,034,600
751,500	Glenborough Realty Trust, Inc.	15,608,655
344,000	Highwoods Properties, Inc.	8,465,840
2,841,884	HRPT Properties Trust	31,232,305
301,000	Mack-Cali Realty Corp.	13,334,300
1,683,400	Maguire Properties, Inc.	40,923,454
1,457,000	Prentiss Properties Trust	52,452,000
582,500	Reckson Associates Realty Corp.	16,746,875

		332,168,305

	Regional Malls - 5.0%
1,194,000	Pennsylvania Real Estate Investment Trust	46,160,040
237,800	The Macerich Co.	12,672,362

		58,832,402

	Shopping Centers - 13.7%
243,600	Cedar Shopping Centers, Inc.	3,398,220
570,700	Commercial Net Lease Realty	10,398,154
150,000	Federal Realty Investment Trust	6,600,000
678,600	Glimcher Realty Trust	16,489,980
2,603,530	Heritage Property Investment Trust	75,944,970
150,000	Kimco Realty Corp.	7,695,000
1,579,000	New Plan Excel Realty Trust	39,475,000
100,000	Weingarten Realty Investors	3,301,000

		163,302,324

See previously submitted Notes to Financial Statements for the semi-annual period ending June 30, 2004.

ING Clarion Global Real Estate Income Fund
Portfolio of Investments (continued)

Shares		U.S. $ Value
	Storage - 1.4%
200,000	Public Storage, Inc.	$9,910,000
171,100	Sovran Self Storage, Inc.	6,703,698

		16,613,698

	Warehouse & Industrial - 4.4%
150,000	AMB Property Corp.	5,553,000
1,261,100	First Industrial Realty Trust, Inc.	46,534,590

		52,087,590

		1,203,655,240

	Total Common Stock
	(cost $1,988,746,173)	2,033,260,427

	Preferred Stock - 16.1%
	Real Estate Investment Trusts (“REIT”) - 16.1%
	United States - 16.1%
	Apartments - 1.4%
80,500	Apartment Investment & Management Co., Series U	1,948,905
400,000	Apartment Investment & Management Co., Series V	9,862,520
200,000	Mid-America Apartment Communities, Inc., Series H	5,154,000

		16,965,425

	Diversified - 2.6%
36,000	Bedford Property Investors, Inc. (b)	1,845,000
170,000	Bedford Property Investors, Inc.	4,335,000
1,015,000	iStar Financial, Inc., Series I	25,172,000

		31,352,000

	Finance - 0.8%
240,000	RAIT Investment Trust, Series A	5,916,000
160,000	RAIT Investment Trust, Series B	4,000,000

		9,916,000

	Health Care - 3.6%
560,000	Health Care REIT, Inc., Series F	13,888,000
1,000,000	LTC Properties, Inc., Series F	25,420,000
120,000	OMEGA Healthcare Investors, Inc., Series D	3,126,000

		42,434,000

	Hotels - 3.3%
840,000	Host Marriot Corp., Series E	23,150,400
200,000	Innkeepers USA Trust, Series C	5,060,000
430,000	Winston Hotels, Inc.	10,707,000

		38,917,400

	Manufactured Homes - 0.3%
140,000	Affordable Residential Communities, Series A	3,571,400

	Office Property - 2.5%
450,000	Alexandria Real Estate Corp., Series C	11,812,500
291,800	Maguire Properties, Inc., Series A	7,265,820
192,500	SL Green Realty Corp., Series C	4,933,775
200,000	SL Green Realty Corp., Series D	5,100,000

		29,112,095

	Regional Malls - 1.1%
362,200	Glimcher Realty Trust, Series G	9,217,990
155,100	The Mills Corp.	4,187,700

		13,405,690

	Shopping Centers - 0.5%
215,000	Cedar Shopping Centers, Inc.	5,670,625

	Total Preferred Stock
	(cost $188,899,623)	191,344,635

See previously submitted Notes to Financial Statements for the semi-annual period ending June 30, 2004.

ING Clarion Global Real Estate Income Fund
Portfolio of Investments (continued)

Shares		U.S. $ Value
	Convertible Preferred Stock - 2.3%
	Real Estate Investment Trusts (“REIT”) - 2.3%
	United States - 2.3%
	Hotels - 1.8%
870,000	Felcor Lodging Trust, Inc., Series A	$21,097,500

	Shopping Centers - 0.5%
200,000	Ramco-Gershenson Properties Trust, Series C	6,080,000

	Total Convertible Preferred Stock
	(cost $26,111,850)	27,177,500

	Total Investments - 189.1%
	(cost $2,203,757,646)	2,251,782,562
	Liabilities in Excess of Other Assets - (29.5%)	(350,941,499)
	Preferred shares, at redemption value - (59.6%)	(710,000,000)

	Net Assets Applicable to
	Common Shares - 100% (c)	$1,190,841,063

(a)	Non-income producing security.

(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. At September 30, 2004, the security amounted to $1,845,000 or 0.2% of net assets.

(c)	Portfolio percentages are calculated based on net assets applicable to Common Shares.

*	Deemed to be restricted.

See previously submitted Notes to Financial Statements for the semi-annual period ending June 30, 2004.

Interest Rate Swaps

		Notional
	Termination	Amount	Fixed	Floating	Unrealized
Counterparty	Date	(000)	Rate	Rate	Depreciation
Citigroup	07/01/2007	$200,000	3.68%	3 Month LIBOR	$(3,121,055)
Royal Bank of Canada	07/01/2009	200,000	4.32%	1 Month LIBOR	(6,694,193)

					$(9,815,248)

Item 2.	Controls and Procedures.

(a)	The Trust’s principal executive officer and principal financial officer have evaluated the Trust’s disclosure controls and procedures within 90 days of this filing and have concluded that the Trust’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized, and reported timely.

(b)	The Trust’s principal executive officer and principal financial officer are aware of no changes in the Trust’s internal control over financial reporting that occurred during the Trust’s most recent quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.	Exhibits.

Certification of chief executive officer and chief financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) ING Clarion Global Real Estate Income Fund

By:	/s/	T. Ritson Ferguson

T. Ritson Ferguson
President and Chief Executive Officer

Date: October 25, 2004

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/	T. Ritson Ferguson

T. Ritson Ferguson
President and Chief Executive Officer

Date: October 25, 2004

By:	/s/	Peter Zappulla

Peter Zappulla
Treasurer and Chief Financial Officer

Date: October 25, 2004